Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	ADVISORS’ INNER CIRCLE FUND III
Entity Central Index Key	dei_EntityCentralIndexKey	0001593547
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 29, 2024
Document Effective Date	dei_DocumentEffectiveDate	Nov. 29, 2024
Prospectus Date	rr_ProspectusDate	Mar. 01, 2024
PineBridge Dynamic Asset Allocation Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

THE ADVISORS’ INNER CIRCLE FUND III

PineBridge Dynamic Asset Allocation Fund (the “Fund”)

Supplement dated November 29, 2024

to the Fund’s Summary Prospectus and Prospectus,

each dated March 1, 2024

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective immediately, all references to “U.S. Consumer Price Index + 5%” in the “Average Annual Total Returns for Periods Ended December 31, 2023” section of the Summary Prospectus and Prospectus are hereby deleted and replaced with the “U.S. Consumer Price Index Less Food & Energy + 5%.”

Please retain this supplement for future reference.

PBI-SK-005-0200